Loss on Divestitures (Parenthetical) (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Divestitures [Line Items]
Selling Expense	BRL 4,719,811	BRL 5,565,757	BRL 5,532,045
Effect of taxes on selling expenses	327,115	92,545
PT Portugal SGPS, S.A. ("PT Portugal")
Divestitures [Line Items]
Allowance for loss	3,800,000	BRL 3,836,388
Selling Expense	1,300,000
Revenue related to cash proceeds received directly by the Company	700,000
Gain on cumulative foreign exchange differences	500,000
Actuarial losses from pensions and postretirement benefits plans	BRL 700,000